REVOLVING NOTE AGREEMENT (Details) - New Dragonfly - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 06, 2021	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Maximum borrowing capacity	$ 8,000
Percentage of eligible accounts receivable	80.00%
Percentage of eligible inventory	50.00%
Proceeds from revolving note agreement	$ 5,000	$ 5,000	$ 5,000	$ 0